Report of
Independent
Registered Public
Accounting Firm

To the Board of Directors and
Shareholders of BBR ALO Fund, LLC

In planning and performing our
audit of the financial statements of
BBR ALO Fund, LLC (the "Fund")
as of and for the year ended March
31, 2023, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Fund's internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to comply
with the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund's internal control over
financial reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls. A company's
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles. A company's internal
control over financial reporting
includes those policies and
procedures that (1) pertain to the
maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
company; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with generally
accepted accounting principles, and
that receipts and expenditures of
the company are being made only
in accordance with authorizations
of management and directors of the
company; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a company's assets
that could have a material effect on
the financial statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements. Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance with
the policies or procedures may
deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent
or detect misstatements on a timely
basis. A material weakness is a
deficiency, or a combination of
deficiencies, in internal control over
financial reporting, such that there is
a reasonable possibility that a
material misstatement of the
company's annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control over financial
reporting that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no deficiencies
in the Fund's internal control over
financial reporting and its
operation, including controls over
safeguarding securities, that we
consider to be a material weakness
as defined above as of March 31,
2023.



This report is intended solely for the
information and use of the Board of
Directors of BBR ALO Fund, LLC and
the Securities and Exchange
Commission and is not intended to
be and should not be used by anyone
other than these specified parties.

/s/ PricewaterhouseCoopers LLP

New York, New York
May 26, 2023